Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash Flows from Operating Activities:
Net loss	$ (12,395,021)	$ (4,603,886)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation	644,962	659,765
Amortization of discount - PIK Notes	2,298,435	2,302,092
Amortization of deferred financing costs	45,502	3,750
Non-cash interest on PIK Notes	770,815	2,007,329
Stock issued for director fees	0	9,000
Stock issued for consulting services	60,000	0
Stock based compensation expense	904,217	113,811
(Gain) loss on revaluation of PIK Note derivative	6,578,504	(1,636,841)
Other	0	1,000
Change in operating assets and liabilities:
Accounts receivable	22,773	263,446
Other current receivables	0	16,801
Deposits and prepaids	102,727	217,957
Accounts payable and accrued liabilities	(158,600)	162,468
Net cash used in operating activities	(1,125,686)	(483,308)
Cash Flows From Investing Activities
Purchases of property and equipment	0	(41,323)
Net cash used in investing activities	0	(41,323)
Cash Flows From Financing Activities:
Payments on notes payable	(145,717)	(163,156)
Proceeds from sale of common stock	1,585,000	0
Proceeds from exercise of options or warrants	80,000	0
Net cash provided by (used in) financing activities	1,519,283	(163,156)
Net change in cash and cash equivalents	393,597	(687,787)
Cash and cash equivalents at beginning of period	47,652	1,049,880
Cash and cash equivalents at end of period	441,249	362,093
Supplemental disclosure of cash flow information:
Cash paid for interest	6,206	2,743
Supplemental disclosure of noncash financing activity:
Accrued PIK interest paid through issuance of PIK Notes	$ 366,658	$ 1,967,131